Antonio Aliberti
Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aaliberti@nyse.com

NYSE Group

R[illegible] SEC
AUG 0 1 2008
Washington, DC 20549

August 1, 2008

CERTNYS
001-10804

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

08053871

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, XL CAPITAL LTD, 10.75% Equity Security Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 31, 2008. Tentative listing date – August 7, 2008.

Sincerely,

[signature]

PROCESSED
AUG 1 3 2008
THOMSON REUTERS

END